Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 14, 2012	Jun. 30, 2011
Entity Registrant Name	HIGHLANDS BANKSHARES INC /VA/
Entity Central Index Key	0001008579
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 10,274,300
Entity Common Stock, Shares Outstanding		5,011,152
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011